AXP(R) Partners
                                                                   International
                                                                    Select Value
                                                                            Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) compass

AXP Partners International Select Value Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Far-reaching Values

Attractive investment opportunities among value stocks can pop up not only in any industry, but in any part of the world as well. Following the traditional value approach, this Fund focuses on stocks that appear cheap based on their respective companies' potential earnings. Then it compares them with stocks from around the world to determine which ones offer the most investment value and, thus, the best opportunity for long-term capital appreciation.

Table of Contents

2001 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Manager                          3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

Board Members and Officers                          8

Independent Auditors' Report                       10

Financial Statements                               11

Notes to Financial Statements                      14

Investments in Securities                          21

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2 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Manager

The developed international stock markets were bouncing back from the post-Sept. 11 sell-off as AXP Partners International Select Value Fund began investing late in the month. From its inception on Sept. 28 through Oct. 31, 2001, the Fund's Class A shares generated a return of 1.75% (excluding the sales charge). By comparison, the Morgan Stanley Capital International Half-Hedged, GDP-weighted EAFE Index produced a gain of 3.10% for the period from Oct. 1, 2001 to Oct. 31, 2001.

Perhaps the most important factor in the Fund's under-performance was a higher-than-normal cash position as we were putting initial shareholder investments to work. This hurt performance in the rising-market environment. (It is common for cash inflows to distort the initial performance of a new fund such as this.)

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3 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

VALUE LAGS

Another factor was that growth stocks, thanks to a resurgence by the technology sector, out-performed value stocks during the brief reporting period. Tech companies have been hindered by the excess capacity and inventory created by the Internet bubble of the previous several years. We believe the tech industry still has excess capacity, and that the recent surge by such stocks does not signal a longer-term trend.

On the positive side, our above-average position in producers of industrial resources helped performance, as did our below-average exposure to Japan, whose market remained weak. Conversely, our above-average position in Canada and a below-average position in Germany worked against the Fund.

While the global economic picture is still uncertain, we're emphasizing companies with solid balance sheets that should fare well even if the environment remains weak. A substantial portion of our holdings consists of "defensive" stocks in sectors such as health care and utilities. Another meaningful portion is invested in well-capitalized financial-services companies that may gain share from weaker competitors. In addition, we hold a number of cyclical companies in industries where disciplined investment programs in recent years have kept capacity in check. This should enable them to withstand a downturn better and recover more quickly than their current stock prices suggest.

Although the Fund expects relative performance to come primarily from stock selection, it also seeks to enhance returns by modestly adjusting country and currency allocations. Canada, for example, continues to look attractive, and the Fund has an above-average investment there. On the currency side, we expect the U.S. dollar to weaken, while we think the Canadian dollar and the euro are attractive, largely because of stronger trade positions. Prospects for the yen, on the other hand, appear increasingly unattractive. Therefore we are hedging most of our Japanese exposure, even as we're adding a bit to that country's stocks.

Andy Adelson

Chief investment officer of international value equities for Alliance Capital Management L.P. and portfolio manager of AXP Partners International Select Value Fund.

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4 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Fund Facts

Class A -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.23
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.09

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +1.75%***

Class B -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.22
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.08

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +1.56%***

Class C -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.22
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.08

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +1.56%***

Class Y -- Sept. 28, 2001* - Oct. 31, 2001
(All figures per share)

Net asset value (NAV)
Oct. 31, 2001                                                     $5.23
Sept. 28, 2001*                                                   $5.14
Increase                                                          $0.09

Distributions -- Sept. 28, 2001* - Oct. 31, 2001
From income                                                       $  --
From long-term capital gains                                      $  --
Total distributions                                               $  --
Total return**                                                   +1.75%***

  * When shares became publicly available.

 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

*** The total return is not annualized.

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5 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                         Percent                  Value
                                     (of net assets)      (as of Oct. 31, 2001)

Honda Motor (Japan)                        3.1%                 $620,457
Fuji Heavy Inds (Japan)                    3.1                   611,699
Mitsui O.S.K. Lines (Japan)                2.6                   520,567
Daiwa House Inds (Japan)                   2.6                   519,602
ENI (Italy)                                2.5                   504,017
E.On (Germany)                             2.2                   429,858
Volkswagen (Germany)                       2.1                   414,736
Tohoku Electric Power (Japan)              1.6                   320,420
PSA Peugeot Citroen (France)               1.6                   317,199
Royal Bank of Scotland Group (Scotland)    1.5                   308,609

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 22.9% of net assets

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6 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.
                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.




* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT



Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15
Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Treasurer, Texaco Inc.
Texaco, Inc.                                                          since 1998. Prior to
2000 Westchester Avenue                                               that, director,
White Plains, NY 10650                                                International Operations
Born in 1944                                                          IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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8 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT



Independent Board Members (continued)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414 Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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9 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP PARTNERS INTERNATIONAL SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Partners International Select Value Fund (a series of AXP Partners International Series, Inc.) as of October 31, 2001, the related statements of operations, changes in net assets and the financial highlights for the period from September 28, 2001 (when shares became publicly available) to October 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Partners International Select Value Fund as of October 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for the period stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

December 7, 2001

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10 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT



Financial Statements

Statement of assets and liabilities
AXP Partners International Select Value Fund

Oct. 31, 2001

Assets
Investments in securities, at value (Note 1)
   (identified cost $16,210,517)                                                                        $16,404,506
Cash in bank on demand deposit (including foreign currency holdings of $1,637,011)                        6,272,958
Expense reimbursement receivable from AEFC                                                                    1,268
Capital shares receivable                                                                                    18,924
Dividends and accrued interest receivable                                                                     1,118
Receivable for foreign currency contracts sold                                                              344,910
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)                         33,985
                                                                                                             ------
Total assets                                                                                             23,077,669
                                                                                                         ----------

Liabilities
Capital shares payable                                                                                           85
Payable for investment securities purchased                                                               3,088,740
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                          1,669
Accrued investment management services fee                                                                      462
Accrued distribution fee                                                                                        206
Accrued transfer agency fee                                                                                     117
Accrued administrative services fee                                                                              41
Other accrued expenses                                                                                       15,927
                                                                                                             ------
Total liabilities                                                                                         3,107,247
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $19,970,422
                                                                                                        ===========

Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    38,221
Additional paid-in capital                                                                               19,696,337
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                       235,864
                                                                                                            -------
Total -- representing net assets applicable to outstanding capital stock                                $19,970,422
                                                                                                        ===========
Net assets applicable to outstanding shares:                Class A                                     $15,879,875
                                                            Class B                                     $ 3,944,375
                                                            Class C                                     $   132,485
                                                            Class Y                                     $    13,687
Net asset value per share of outstanding capital stock:     Class A shares          3,039,168           $      5.23
                                                            Class B shares            754,978           $      5.22
                                                            Class C shares             25,374           $      5.22
                                                            Class Y shares              2,619           $      5.23
                                                                                        -----           -----------

See accompanying notes to financial statements.

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11 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT



Statement of operations
AXP Partners International Select Value Fund

For the period from Sept. 28, 2001* to Oct. 31, 2001

Investment income
Income:
Dividends                                                                                                  $  4,135
   Less foreign taxes withheld                                                                                 (464)
                                                                                                               ----
Total income                                                                                                  3,671
                                                                                                              -----
Expenses (Note 2):
Investment management services fee                                                                            9,434
Distribution fee
   Class A                                                                                                    2,211
   Class B                                                                                                    1,556
   Class C                                                                                                       71
Transfer agency fee                                                                                           1,716
Incremental transfer agency fee
   Class A                                                                                                      133
   Class B                                                                                                       96
   Class C                                                                                                        3
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                       838
Custodian fees                                                                                                9,570
Printing and postage                                                                                          6,380
Registration fees                                                                                            65,900
Audit fees                                                                                                   14,000
                                                                                                             ------
Total expenses                                                                                              111,909
   Expenses reimbursed by AEFC (Note 2)                                                                     (92,860)
                                                                                                            -------
Total net expenses                                                                                           19,049
                                                                                                             ------
Investment income (loss) -- net                                                                             (15,378)
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on foreign currency transactions                                                   (19,046)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                        96,578
                                                                                                             ------
Net gain (loss) on investments and foreign currencies                                                        77,532
                                                                                                             ------
Net increase (decrease) in net assets resulting from operations                                            $ 62,154
                                                                                                           ========

* When shares became publicly available.

See accompanying notes to financial statements.

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12 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT



Statement of changes in net assets
AXP Partners International Select Value Fund

For the period from Sept. 28, 2001* to Oct. 31, 2001

Operations
Investment income (loss) -- net                                                                         $   (15,378)
Net realized gain (loss) on foreign currency transactions                                                   (19,046)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                        96,578
                                                                                                             ------
Net increase (decrease) in net assets resulting from operations                                              62,154
                                                                                                             ------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                                               10,712,029
   Class B shares                                                                                         3,957,711
   Class C shares                                                                                           122,018
   Class Y shares                                                                                             3,268
Payments for redemptions
   Class A shares                                                                                            (8,106)
   Class B shares (Note 2)                                                                                  (18,053)
                                                                                                            -------
Increase (decrease) in net assets from capital share transactions                                        14,768,867
                                                                                                         ----------
Total increase (decrease) in net assets                                                                  14,831,021
Net assets at beginning of period**                                                                       5,139,401
                                                                                                          ---------
Net assets at end of period                                                                             $19,970,422
                                                                                                        ===========

 * When shares became publicly available.

** Initial capital of $5,000,000 was contributed on Sept. 21, 2001-Sept. 25,
   2001. The Fund had an increase in net assets resulting from operations of $139,401 during the period from Sept. 21, 2001 to Sept. 28, 2001 (when shares became publicly available).

See accompanying notes to financial statements.

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13 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Partners International Select Value Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Partners International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Partners International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far
East) Index and Canada. Initial contributions were made during the period Sept. 21, 2001-Sept. 25, 2001, American Express Financial Corporation (AEFC) invested $5,000,000 in the Fund which represented 994,000 shares for Class A, 2,000 shares for Class B, Class C and Class Y, respectively, which represented the initial capital for each class at $5 per share. Shares of the Fund were first offered to the public on Sept. 28, 2001.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

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14 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
15 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $17,699 and accumulated net realized loss has been decreased by $16,610 resulting in a net reclassification adjustment to decrease paid-in capital by $34,309.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.90% to 0.775% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on April 1, 2002, and will cover the six-month period beginning Oct. 1, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.08% to 0.055% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has an Investment Subadvisory Agreement with Alliance Capital Management
L.P.

--------------------------------------------------------------------------------
16 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT



Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

AEFC and American Express Financial Advisors Inc. have agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2002. Under this agreement, total expenses will not exceed 1.65% for Class A, 2.42% for Class B, 2.42% for Class C and 1.48% for Class Y of the Fund's average daily net assets.

Sales charges received by the Distributor for distributing Fund shares were $43,295 for Class A and $164 for Class B for the period ended Oct. 31, 2001.

The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases of securities (other than short-term obligations) aggregated
$12,504,116 for the period ended Oct. 31, 2001. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from Sept. 28, 2001* to Oct. 31, 2001 are as follows:

                                             Class A            Class B          Class C          Class Y

Sold                                        2,046,727           756,436           23,374             619
Issued for reinvested distributions                --                --               --              --
Redeemed                                       (1,559)           (3,458)              --              --
                                               ------            ------               --              --
Net increase (decrease)                     2,045,168           752,978           23,374             619
                                            ---------           -------           ------             ---

* When shares became publicly available.

--------------------------------------------------------------------------------
17 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

5. FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 2001, the Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date        Currency to    Currency to     Unrealized     Unrealized
                    be delivered    be received   appreciation   depreciation

Dec. 19, 2001             50,000         73,395        $   862         $   --
                   British Pound    U.S. Dollar

Dec. 19, 2001            100,000        144,610             --            456
                   British Pound    U.S. Dollar

Dec. 19, 2001             90,000        130,292             --            267
                   British Pound    U.S. Dollar

Dec. 19, 2001            620,000         79,516             16             --
                Hong Kong Dollar    U.S. Dollar

Dec. 19, 2001            550,000         70,516             --              8
                Hong Kong Dollar     U.S Dollar

Dec. 19, 2001         80,000,000        672,636         17,111             --
                    Japanese Yen    U.S. Dollar

Dec. 19, 2001         11,000,000         91,491          1,357             --
                    Japanese Yen    U.S. Dollar

Dec. 19, 2001          7,000,000         58,440          1,082             --
                    Japanese Yen    U.S. Dollar

Dec. 19, 2001        120,000,000        996,843         13,556             --
                    Japanese Yen    U.S. Dollar

Dec. 19, 2001        100,000,000        819,406             --            938
                    Japanese Yen    U.S. Dollar

Dec. 19, 2001            250,000         23,460              1             --
                   Swedish Krona    U.S. Dollar

Total                                                  $33,985         $1,669
                                                       -------         ------

6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the period ended Oct. 31, 2001.

--------------------------------------------------------------------------------
18 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                         --

Net gains (losses) (both realized and unrealized)                   .09

Total from investment operations                                    .09

Net asset value, end of period                                    $5.23

Ratios/supplemental data

Net assets, end of period (in millions)                             $16

Ratio of expenses to average daily net assets(c,e)                1.65%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (1.33%)(d)

Portfolio turnover rate (excluding short-term securities)            0%

Total return(i)                                                   1.75%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                       (.01)

Net gains (losses) (both realized and unrealized)                   .09

Total from investment operations                                    .08

Net asset value, end of period                                    $5.22

Ratios/supplemental data

Net assets, end of period (in millions)                              $4

Ratio of expenses to average daily net assets(c,f)                2.42%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (1.99%)(d)

Portfolio turnover rate (excluding short-term securities)            0%

Total return(i)                                                   1.56%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
19 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                       (.01)

Net gains (losses) (both realized and unrealized)                   .09

Total from investment operations                                    .08

Net asset value, end of period                                    $5.22

Ratios/supplemental data

Net assets, end of period (in millions)                             $--

Ratio of expenses to average daily net assets(c,g)                2.42%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (2.06%)(d)

Portfolio turnover rate (excluding short-term securities)            0%

Total return(i)                                                   1.56%


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(b)

Net asset value, beginning of period                              $5.14

Income from investment operations:

Net investment income (loss)                                         --

Net gains (losses) (both realized and unrealized)                   .09

Total from investment operations                                    .09

Net asset value, end of period                                    $5.23

Ratios/supplemental data

Net assets, end of period (in millions)                             $--

Ratio of expenses to average daily net assets(c,h)                1.48%(d)

Ratio of net investment income (loss)
to average daily net assets                                      (1.23%)(d)

Portfolio turnover rate (excluding short-term securities)            0%

Total return(i)                                                   1.75%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Sept. 28, 2001 (when shares became publicly available) to Oct. 31, 2001.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class A would have been 10.15% for the period ended Oct. 31, 2001.

(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class B would have been 10.92% for the period ended Oct. 31, 2001.

(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class C would have been 10.92% for the period ended Oct. 31, 2001.

(h) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annualized ratio of expenses for Class Y would have been 9.98% for the period ended Oct. 31, 2001.

(i) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
20 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Investments in Securities

AXP Partners International Select Value Fund

Oct. 31, 2001

(Percentages represent value of investments compared to net assets)

Common stocks (82.1%)(c)

Issuer                                                Shares            Value(a)

Australia (2.1%)
Banks and savings & loans (1.2%)
Australia & New Zealand Banking Group                 27,400            $246,656

Building materials & construction (0.4%)
CSR                                                   26,500              84,377

Retail (0.5%)
Coles Myer                                            25,000(b)           96,000

Austria (0.5%)
Banks and savings & loans (0.2%)
Erste Bank der oesterrichischen Sparkassen               850              37,514

Energy (0.2%)
OMV                                                      550              41,612

Metals (0.1%)
Voest-Alpine                                             800              21,257

Canada (4.0%)
Banks and savings & loans (1.6%)
Bank of Nova Scotia                                   11,100             306,778

Communications equipment & services (0.1%)
Nortel Networks                                        4,700              27,401

Energy (1.1%)
Talisman Energy                                        6,200             218,247

Media (0.1%)
Quebecor World                                           950              18,400

Paper & packaging (0.1%)
Abitibi-Consolidated                                   3,500              21,398

Transportation (0.9%)
Canadian Natl Railway                                  4,600             184,394

Utilities -- telephone (0.1%)
BCE                                                    1,200              26,479

Finland (1.3%)
Paper & packaging
Stora Enso                                            20,900             254,132

France (8.9%)
Automotive & related (1.5%)
PSA Peugeot Citroen                                    7,800             317,199

Banks and savings & loans (1.3%)
Societe Generale Cl A                                  5,100             255,172

Building materials & construction (1.1%)
Compagnie de Saint-Gobain                              1,550             215,695

Communications equipment & services (0.2%)
Alcatel                                                1,700              25,678
Orange                                                 2,800(b)           22,698
Total                                                                     48,376

Energy (1.1%)
Total Fina ELF                                         1,500             210,764

Household products (1.3%)
Aventis                                                3,600             265,076

Insurance (0.5%)
Assurances Generales de France (AFG)                   2,000              92,412

Leisure time & entertainment (1.1%)
Accor                                                  6,800             213,570

Metals (0.3%)
Usinor                                                 5,000              52,691

Utilities -- electric (0.5%)
Suez Lyonnaise des Eaux                                3,300             103,823

Germany (8.5%)
Automotive & related (2.1%)
Volkswagen                                            12,200             414,736

Banks and savings & loans (1.2%)
Bayerische Hypo-und Vereinsbank                        4,000             122,855
DePfa Deutsche Pfandbriefbank (DePfa-Bank)             2,150             124,905
Total                                                                    247,760

Building materials & construction (0.3%)
Heidelberger Zement                                    1,500              62,554

Chemicals (1.4%)
BASF                                                   8,500             285,567

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Germany (cont.)

Insurance (1.2%)
AMB Generali Holding                                   1,750            $190,723
Hannover Rueckversicherungs                              700              39,090
Total                                                                    229,813

Utilities -- electric (2.1%)
E.On                                                   8,300             429,858

Utilities -- telephone (0.2%)
Deutsche Telekom                                       2,000              31,110

Hong Kong (1.2%)
Banks and savings & loans (0.2%)
Wing Lung Bank                                         9,900              34,587

Multi-industry conglomerates (0.9%)
Wharf Holdings                                        98,000             181,551

Utilities -- electric (0.1%)
CLP Holdings                                           4,000              15,103

Italy (8.1%)
Automotive & related (0.2%)
Fiat                                                   2,500              35,994

Banks and savings & loans (2.3%)
Banca Nazionale del Lavoro (BNL)                      31,400              69,291
San Paolo-IMI                                         18,100             190,252
UniCredito Italiano                                   54,300             200,523
Total                                                                    460,066

Energy (2.6%)
ENI                                                   40,200             504,017

Financial services (0.2%)
Parmalat Finanziaria                                  15,900              42,534

Insurance (0.5%)
Riunione Adriatica di Sicurta (RSA)                    9,000             108,057

Textiles & apparel (0.2%)
Benetton Group                                         3,500              34,393

Utilities -- telephone (2.1%)
Telecom Italia                                        36,400             282,199
Telecom Italia Mobile                                 27,000             147,129
Total                                                                    429,328

Japan (27.1%)
Automotive & related (6.2%)
Fuji Heavy Inds                                      125,000             611,699
Honda Motor                                           17,300             620,457
Total                                                                  1,232,156

Banks and savings & loans (2.5%)
Takefuji                                               3,700             307,111
UFJ Holdings                                              41(b)          182,885
Total                                                                    489,996

Building materials & construction (2.6%)
Daiwa House Inds                                      77,000             519,602

Chemicals (0.7%)
Mitsui Chemicals                                      46,000             149,569

Computers & office equipment (1.5%)
Canon                                                 10,000             290,838

Electronics (2.5%)
Hitachi Maxell                                         1,000              13,194
Mitsubishi Electric                                    9,000              32,352
Nichicon                                               1,300              13,987
Sharp                                                 22,000             227,540
Yamaha                                                28,000             221,886
Total                                                                    508,959

Financial services (2.2%)
Daiwa Securities Group                                11,000              71,892
Promise                                                3,000             194,110
Sumitomo Trust & Banking                              31,000             172,722
Total                                                                    438,724

Furniture & appliances (0.8%)
Matsushita Electric Industrial                        14,000             165,842

Media (1.0%)
Toppan Printing                                       21,000             195,409

Multi-industry conglomerates (0.1%)
Marubeni                                              23,000(b)           25,555

Paper & packaging (1.1%)
OJI Paper                                             47,000             229,615

Retail (1.3%)
Canon Sales                                            4,000              28,561
Uny                                                   24,000             230,971
Total                                                                    259,532

Textiles & apparel (0.4%)
Tokyo Style                                            8,000              73,919

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Japan (cont.)
Transportation (2.6%)
Mitsui O.S.K. Lines                                  216,000            $520,567

Utilities -- electric (1.6%)
Tohoku Electric Power                                 18,200             320,420

Utilities -- telephone (--%)
Nippon Telegraph & Telephone                               2               8,235

Netherlands (2.3%)
Chemicals (1.5%)
DSM                                                    9,400             306,067

Insurance (0.8%)
ING Groep                                              6,400             159,676

New Zealand (0.1%)
Utilities -- telephone
Telecom Corp of New Zealand                            9,200              17,588

Norway (0.2%)
Banks and savings & loans (0.1%)
Gjensidige NOR Sparebank                                 800              22,474

Energy (0.1%)
Norsk Hydro                                              400              15,268

Paper & packaging (--%)
Norske Skogindustrier                                    600               9,390

Portugal (0.1%)
Banks and savings & loans (--%)
Banco Espirito Santo (BES)                               700               8,638

Utilities -- electric (0.1%)
EDP-Electricdade de Portugal                           4,000               9,619

Scotland (1.5%)
Banks and savings & loans
Royal Bank of Scotland Group                          12,900             308,609

Singapore (0.6%)
Banks and savings & loans
United Overseas Bank                                  21,000             117,415

Spain (4.1%)
Banks and savings & loans (1.2%)
Banco Santander Central Hispano                       31,300             241,041

Building materials & construction (0.4%)
Grupo Dragados                                         6,700              81,408

Energy (0.7%)
Repsol-YPF                                             9,400             136,312

Metals (0.1%)
Aceralia Corporacion Siderurgica                         900              10,433

Utilities -- electric (0.8%)
Iberdrola                                             11,900             163,669

Utilities -- telephone (0.9%)
Telefonica                                            15,100             181,432

Sweden (2.5%)
Financial services (1.4%)
Nordea                                                57,300             253,773

Furniture & appliances (0.6%)
Electrolux Cl B                                       10,500             126,378

Paper & packaging (0.5%)
Holmen Cl B                                            5,100             109,819

Switzerland (0.6%)
Insurance
Swiss Reinsurance                                      1,100(b)          113,173

United Kingdom (8.4%)
Banks and savings & loans (0.9%)
Lloyds TSB Group                                      17,200             173,597

Beverages & tobacco (0.6%)
British American Tobacco                              14,100             123,034

Energy (1.0%)
Shell Transport & Trading                             27,500             205,965

Health care (1.0%)
AstraZeneca                                            4,400             198,431

Insurance (1.0%)
CGNU                                                   4,100              49,192
Royal & Sun Alliance Insurance Group                  28,700             156,102
Total                                                                    205,294

Metals (0.5%)
BHP Billiton                                          23,000              97,837

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

United Kingdom (cont.)
Miscellaneous (0.7%)
Lattice Group                                         65,700            $147,860

Multi-industry conglomerates (0.3%)
Six Continents                                         5,700              51,809

Retail (2.1%)
Safeway                                               48,800             248,394
Wolseley                                              23,900             155,715
Total                                                                    404,109

Utilities -- telephone (0.3%)
British Telecommunications                             7,100              35,933
Vodafone Group                                        14,300              33,066
Total                                                                     68,999

Total common stocks
(Cost: $16,210,517)                                                  $16,404,506

Total investments in securities
(Cost: $16,210,517)(d)                                               $16,404,506


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) At Oct. 31, 2001, the cost of securities for federal income tax purposes was $16,212,260 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                           $ 362,936
    Unrealized depreciation                                            (170,690)
                                                                       --------
    Net unrealized appreciation                                       $ 192,246
                                                                      ---------

--------------------------------------------------------------------------------
24 AXP PARTNERS INTERNATIONAL SELECT VALUE FUND -- ANNUAL REPORT

AXP Partners International Select Value Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: APIAX    Class B: N/A
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6242 D (12/01)